Operating Segments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer One | Consulting Services Segment
Disclosure of operating segments [line items]
Percentage of entity's revenue	11.00%	13.00%
Customer One | Hardware Segment
Disclosure of operating segments [line items]
Percentage of entity's revenue	8.00%
Customer Two | Consulting Services Segment
Disclosure of operating segments [line items]
Percentage of entity's revenue	11.00%	12.00%
North America
Disclosure of operating segments [line items]
Percentage of entity's revenue	78.00%	71.00%	82.00%
Asia
Disclosure of operating segments [line items]
Percentage of entity's revenue	15.00%	22.00%	8.00%
Australia
Disclosure of operating segments [line items]
Percentage of entity's revenue		3.00%	6.00%
Europe
Disclosure of operating segments [line items]
Percentage of entity's revenue	7.00%	4.00%	4.00%